Investments in Associates and Joint Ventures - Summary of Changes in Investments in Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Beginning	₩ 279,431	₩ 284,075
Acquisition (Disposal)	26,912	(19,018)
Share of net profit from associates and joint ventures	5,912	(15,480)
Impairment		(3,662)
Others	(39,848)	33,516
Ending	272,407	279,431
Korea Information & Technology Fund [member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Beginning	139,534	134,969
Share of net profit from associates and joint ventures	15,037	4,275
Others	(6,316)	290
Ending	148,255	139,534
KT-SB Venture Investment Fund [member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Beginning	2,942	4,736
Acquisition (Disposal)		(1,069)
Share of net profit from associates and joint ventures	1,528	(725)
Ending	4,470	2,942
Mongolian Telecommunications [member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Beginning		6,244
Share of net profit from associates and joint ventures		(348)
Others		(5,896)
KT Wibro Infra Co., Ltd. [member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Beginning		52,200
Acquisition (Disposal)		(52,200)
KT-CKP New Media Investment Fund [member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Beginning	2,294	4,454
Acquisition (Disposal)	(1,229)	(2,970)
Share of net profit from associates and joint ventures	(784)	810
Ending	281	2,294
Others [Member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Beginning	81,728	77,851
Acquisition (Disposal)	2,466	3,178
Share of net profit from associates and joint ventures	8,607	(1,952)
Impairment		(3,662)
Others	(36,016)	6,313
Ending	56,785	81,728
KT-IBKC future investment fund [member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Beginning	10,825	3,621
Acquisition (Disposal)	(1,050)	7,500
Share of net profit from associates and joint ventures	1,028	(296)
Others	(842)
Ending	9,961	10,825
K Bank Inc. [member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Beginning	42,108
Acquisition (Disposal)	26,725	26,543
Share of net profit from associates and joint ventures	(19,504)	(17,244)
Others	3,326	32,809
Ending	₩ 52,655	₩ 42,108